Inventories - Schedule of Inventory Components (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Finished goods	$ 175	$ 139	$ 231
Work-in-process	184	171	241
Bauxite and alumina	401	445	578
Purchased raw materials	301	295	318
Operating supplies	131	122	133
Inventories, total	$ 1,192	$ 1,172	$ 1,501